SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 12:  SUBSEQUENT EVENTS

Subsequent to June 30, 2026 and through the date of issuance of these unaudited condensed consolidated financial statements, the Company issued and sold an aggregate of 437,000 ordinary shares under the June 2026 SEPA agreement for aggregate proceeds of $447 (Note 7).